Subsequent Events	12 Months Ended
Jun. 30, 2023
Subsequent Events [Abstract]
Subsequent Events

NOTE 12 – SUBSEQUENT EVENTS

In accordance with FASB ASC 855-10 Subsequent Events, the Company has analyzed its operations subsequent to June 30, 2023 to the date these consolidated financial statements were issued, and has determined that there is a material subsequent event to disclose in these consolidated financial statements, because we believe that this event will have a significant effect on the future operations of the Company.

On July 14, 2023, PNAC issued an unsecured promissory note of $125,000 (the “noco-noco Note 3”) to evidence the payments made by the Company for the Third Monthly Extension payment. The noco-noco Note 3 bears no interest and is payable in full upon the earlier to occur of (i) the consummation of an initial business combination or (ii) the date of expiry of the term of the PNAC, in cash or shares of PNAC at $10.00 per share, at the discretion of the note holder.

On August 13, 2023, the Company entered into a Forward Purchase Agreement (the “Forward Purchase Agreement”) and Subscription Agreement (the “FPA Subscription Agreement”) with (i) Meteora Capital Partners, LP (“MCP”), (ii) Meteora Select Trading Opportunities Master, LP (“MSTO”), and (iii) Meteora Strategic Capital, LLC (“MSC” and, collectively with MCP and MSTO, the “Meteora Parties”) for an OTC Equity Prepaid Forward Transaction. Pursuant to the terms of the Forward Purchase Agreement and FPA Subscription Agreement, Seller agreed to subscribe for and purchase, and the Company agreed to issue and sell to Seller, on the Closing, up to 2,000,000 Class A Common Stock of the Company, less the number of Class A Common Stock of the Company purchased by Seller separately from third parties through a broker in the open market at prices no higher than the redemption price. Seller has agreed to waive any redemption rights under the Company’s current Charter with respect to any Class A ordinary shares of the Company purchased through the FPA Subscription Agreement and any Recycled Shares (as defined Form F1 File No. 001-41789) in connection with the Business Combination, extensions or otherwise that would require redemption by the Company of such shares.

On August 14, 2023, PubCo entered into a purchase agreement (the “ELOC Purchase Agreement”) with ARENA BUSINESS SOLUTIONS GLOBAL SPC II, LTD on behalf of and for the account of SEGREGATED PORTFOLIO #9 – SPC #9 (“Arena”), which provides that, upon the terms and subject to the conditions and limitations set forth therein, PubCo has the right to direct Arena to purchase up to an aggregate of $150,000,000 of PubCo Ordinary Shares over the 36-month term of the ELOC Purchase Agreement. Under the ELOC Purchase Agreement, after the satisfaction of certain commencement conditions, including, without limitation, the effectiveness of the Resale Registration Statement (as defined below), PubCo has the right to present Arena with an advance notice (each, an “Advance Notice”) directing Arena to purchase any amount of PubCo Shares (each, an “Advance”) up to the Maximum Advance Amount (as defined herein). After the SEC declares a Resale effective relating to the transaction, PubCo will have the right and the sole discretion to sell to Arena up to $150 million worth of shares over a 36-month period subject to certain limitations. PubCo will control the timing and amount of any future investment and Arena will be obligated to make purchases in accordance with the ELOC Purchase Agreement

On August 17, 2023, PNAC issued an unsecured promissory note of $125,000 (the “noco-noco Note 4”) to evidence the payments made by the Company for the Forth Monthly Extension payment. The noco-noco Note 4 bears no interest and is payable in full upon the earlier to occur of (i) the consummation of an initial business combination or (ii) the date of expiry of the term of the PNAC, in cash or shares of PNAC at $10.00 per share, at the discretion of the note holder.

On August 25, 2023 (the “Closing Date”), noco-noco Inc. (formerly known as Prime Number Holding Limited), an exempted company with limited liability incorporated under the laws of the Cayman Islands (the “Company” or “PubCo”), consummated the previously announced Business Combination (defined below). The Business Combination was announced on December 29, 2022, where PubCo, Prime Number Acquisition I Corp. (“PNAC”), Prime Number Merger Sub Inc., a Delaware corporation and a direct wholly-owned subsidiary of PubCo (“Merger Sub”), Prime Number New Sub Pte. Ltd., a Singapore private company limited by shares and a direct wholly-owned subsidiary of PubCo (“New SubCo”), noco-noco Pte. Ltd.., a Singapore private company limited by shares (“noco-noco”), and certain shareholders of noco-noco collectively holding a controlling interest (together with other shareholders of noco-noco subsequently joining the transactions, the “Sellers”), entered into a business combination agreement (“Business Combination Agreement”), pursuant to which, PNAC proposed to enter into a business combination with noco-noco involving a merger and a share exchange, among which: (i) Merger Sub would merge with and into PNAC, with PNAC as the surviving entity and a wholly-owned subsidiary of PubCo (the “Merger”), (ii) New SubCo would acquire all of the issued and outstanding shares of noco-noco from the Sellers, and in exchange, PubCo would issue to the Sellers the ordinary shares of PubCo, with noco-noco becoming a subsidiary of New SubCo and an indirect subsidiary of PubCo (the “Share Exchange”, and together with the Merger and the other transactions contemplated by the Business Combination Agreement, the “Business Combination”). Upon the

consummation of the Business Combination, each of PNAC and noco-noco would become a subsidiary of PubCo, and PNAC stockholders and the Sellers would receive ordinary shares, par value $0.0001 per share, of PubCo (“PubCo Ordinary Shares”) as consideration and become the shareholders of PubCo. The Merger was consummated on August 24, 2023, and the Share Exchange and Business Combination were consummated on the Closing Date.

Pursuant to the Business Combination Agreement, upon the consummation of the Business Combination: (i) each PNAC unit (“PNAC Units”) issued and outstanding immediately prior to the effective time of the Merger was automatically detached and the holder thereof was deemed to hold one share of PNAC Class A Common Stock (defined below), one half of PNAC Warrant (defined below), and one PNAC Right (defined below); (ii) each share of PNAC Class A common stock, par value $0.0001 per share (“PNAC Class A Common Stock”, together with PNAC Class B Common Stock, par value $0.0001 per share, the “PNAC Common Stock”) issued and outstanding immediately prior to the effective time of the Merger was canceled in exchange for the right to receive one PubCo Ordinary Share, (iii) each PNAC warrant (“PNAC Warrant”) outstanding immediately prior to the effective time of the Merger ceased to be a warrant with respect to PNAC Common Stock and was assumed by PubCo and converted into a warrant of PubCo (“PubCo Warrant”) to purchase one PubCo Ordinary Share subject to substantially the same terms and conditions prior to the effective time of the Merger; and (iv) each PNAC Right (“PNAC Right”) outstanding immediately prior to the effective time of the Merger was cancelled in exchange for the right to receive one-eighth (1/8) of one PubCo Ordinary Share. In addition, pursuant to the Business Combination Agreement, upon the consummation of the Share Exchange (i) New SubCo acquired all the outstanding shares of noco-noco (“noco-noco Shares”) from the Sellers, (ii) in exchange, each Seller received such number of newly issued PubCo Ordinary Share that was equal to the product of (a) the quotient of (i) $1,350,000,000 (the “noco-noco Valuation”), divided by (ii) the price per PubCo Ordinary Share that equals to the redemption price of each share of PNAC Class A Common Stock in connection with the Business Combination (the “PubCo Per Share Price”), multiplied by (b) such Seller’s Pro Rata Portion as set out in the Allocation Schedule of the Business Combination Agreement.

On August 28, 2023, the PubCo Ordinary Shares and PubCo Warrants commenced trading on the Nasdaq Capital Market (“Nasdaq”) under the symbols “NCNC” and “NCNCW”, respectively.

On October 23, 2023, noco-noco Inc., through its Singapore subsidiary, noco-noco Pte. Ltd. has entered into a Sales and Purchase Agreement to acquire noco-tech Inc. (“noco-tech”), a technology innovator from 3DOM Alliance Inc. (“3DOM”). The agreement includes an indefinite license to produce and market the X-SEPA™ separator technology developed by 3DOM. Under the terms of the transaction, noco-noco will issue up to twenty-five million new shares at US$2 per share to fund the acquisition. The transaction is expected to close in Q4 of 2023. Completion of the Sale and Purchase Agreement is subject to customary conditions precedent, which includes satisfactory completion of due diligence, and noco-noco having obtained the approval of its shareholders for the transaction and necessary regulatory consents and approval (as applicable) for the transaction.